Share-based compensation (Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	10.00%
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumed forfeiture ratios	0.00%
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	2.50%	1.43%	1.04%
Expected term		6 years	6 years 5 months 16 days
Volatility rate		55.70%	63.40%
Dividend yield	5.00%	5.00%	5.00%
2007 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
Volatility rate	40.50%
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years
Volatility rate	41.40%